Loans And Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Loans And Fair Value Measurement [Abstract]
Schedule of Outstanding Balances of Company’s Loans

The following table presents the outstanding balances of the Company’s loans as of December 31, 2025, and 2024:

	December 31
	2025	2024
	USD in thousands

Short-term loan from banks	355	293
Convertible loan from shareholders	-	1,512
Embedded derivative and conversion component of a convertible loan	-	5,061
Short-term credit from shareholders	-	860

	355	7,726

Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company’s liabilities measured at fair value on a recurring basis by hierarchy level as of December 31, 2025, and 2024. All such liabilities were classified as Level 3 within the fair value hierarchy:

	December 31
	2025	2024
	USD in thousands

Conversion and redemption component and warrants of a convertible loan	-	5,061
Total level 3 Liabilities	-	5,061

Schedule of Level 3 Financial Liabilities

The following table summarizes the changes in the Company’s Level 3 financial liabilities (conversion feature and warrants) for the years ended December 31, 2025, and 2024:

	Year ended on December 31, 2025	Year ended on December 31 2024
	USD in thousands

Balance as of January 1	5,061	1,002
Initial recognition	-	368
Remeasurement of a financial derivative and the conversion feature	5,358	3,639
Revaluation recognized in OCI	801	52
Conversion of loan (1)	(11,220)	-
Balance as of December 31	-	5,061

(1)	Upon the final conversion and exercise in October 2025, the Company transitioned the fair value measurement from Level 3 (valuation models) to Level 1 (quoted market price), based on the TASE closing price of NIS 28.34 per share, translated at an exchange rate of 3.259 NIS/USD.

Schedule of Unobservable Inputs

The fair value of the Level 3 financial liabilities (conversion feature, warrants and redemption) was determined using Monte Carlo and Binomial models. The significant unobservable inputs used in these measurements were as follows:

	December 31	October
	2024	2025

Share price (in USD)	3.52	8.7
Volatility - conversion feature of loan (%)	106%	N/A
Volatility - warrants (%)	78%	N/A
Risk-free interest - conversion feature (%)	4.2%	N/A
Risk-free interest - warrants (%)	4.2%	N/A
Life expectancy (in years)	0.17	0.00